CONSOLIDATED STATEMENTS OF CASH FLOWS - Supplemental disclosure - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash comprised of
Cash	$ 1,828,062	$ 709,647	$ 135,203
Restricted Cash and Cash Equivalents, Current	1,828,062	709,647	135,203
Supplemental Cash Flow Information
Cash Held for flow-through expenditures	907,358	373,836	0
Cash Included in Accounts Payable and Accrued Liabilities Related to Prepaid Expenses	243,000	50,000	0
Cash Included in accounts payable and accrued liabilities is related to flow-through expenditures	$ 543,002	$ 385,850	$ 0